Business Combination - Additional Information (Detail) In Millions, except Per Share data	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 Centurion Bank of Punjab Limited INR	May 23, 2008 Centurion Bank of Punjab Limited USD ($)	May 23, 2008 Centurion Bank of Punjab Limited INR
Business Acquisition [Line Items]
Business combination, goodwill	$ 1,682.5	74,937.9	74,937.9	74,937.9
Business combination, intangible assets				16,002.0	359.2	16,002.0
Business acquisition, total purchase price				102,769.4	2,307.4	102,769.4
Business acquisition, equity shares issued or issuable				100,469.5	2,255.7	100,469.5
Business acquisition, shares acquired for five equity shares issued on acquisition				29
Business acquisition, face value of the acquirer's equity shares on acquisition				2.0
Business acquisition, face value of the acquiree's equity shares on acquisition				1.0
Business acquisition, direct acquisition costs				622.8	14.0	622.8
Business acquisition, issue of stock options to employees				1,677.1	37.7	1,677.1
Business acquisition, goodwill				74,937.9	$ 1,682.5	74,937.9